John Hancock
Global Environmental Opportunities Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 95.6%		$9,348,790
(Cost $9,533,092)
Canada 2.7%		263,709
West Fraser Timber Company, Ltd.	2,849	263,709
China 1.0%		94,603
XPeng, Inc., ADR (A)	2,696	94,603
Denmark 0.9%		88,648
Orsted A/S (B)	400	42,618
Vestas Wind Systems A/S	1,701	46,030
Finland 0.4%		40,755
Stora Enso OYJ, R Shares	2,002	40,755
France 7.5%		734,200
Dassault Systemes SE	3,207	155,084
Legrand SA	2,175	221,355
Schneider Electric SE	2,112	357,761
Germany 4.0%		392,999
Infineon Technologies AG	5,267	218,726
Rational AG	90	75,448
Symrise AG	827	98,825
Ireland 3.4%		335,401
Aptiv PLC (A)	894	122,103
Smurfit Kappa Group PLC	4,047	213,298
Israel 1.6%		156,987
SolarEdge Technologies, Inc. (A)	659	156,987
Japan 4.8%		469,507
Keyence Corp.	500	256,461
Nidec Corp.	1,300	115,219
Tokyo Electron, Ltd.	200	97,827
Netherlands 5.2%		503,005
ASML Holding NV	306	207,251
NXP Semiconductors NV	654	134,358
Signify NV (B)	3,047	161,396
Sweden 1.5%		150,702
Hexagon AB, B Shares	11,173	150,702
Switzerland 3.9%		378,855
Geberit AG	151	102,594
Givaudan SA	30	124,288
SIG Combibloc Group AG (A)	6,541	151,973
United States 58.7%		5,739,419
A.O. Smith Corp.	2,253	172,174
AECOM	1,452	100,377
Agilent Technologies, Inc.	2,404	334,925
American Water Works Company, Inc.	2,025	325,620
ANSYS, Inc. (A)	605	205,706
Applied Materials, Inc.	2,172	300,127
Autodesk, Inc. (A)	820	204,828
Cadence Design Systems, Inc. (A)	1,928	293,326
2	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Danaher Corp.	1,085	$310,082
Eaton Corp. PLC	1,262	199,939
Ecolab, Inc.	1,070	202,712
Equinix, Inc.	326	236,317
International Paper Company	1,775	85,644
Johnson Controls International PLC	3,864	280,797
Lam Research Corp.	203	119,754
ON Semiconductor Corp. (A)	4,064	239,776
PTC, Inc. (A)	799	92,892
Republic Services, Inc.	3,011	384,384
Synopsys, Inc. (A)	1,258	390,607
Tetra Tech, Inc.	1,696	236,066
Thermo Fisher Scientific, Inc.	624	362,731
Waste Connections, Inc.	1,693	211,117
Westrock Company	4,510	208,182
Xylem, Inc.	2,298	241,336

Total investments (Cost $9,533,092) 95.6%	$9,348,790
Other assets and liabilities, net 4.4%	433,921
Total net assets 100.0%	$9,782,711

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-22:
Information technology	33.0%
Industrials	29.7%
Materials	14.2%
Health care	10.3%
Utilities	3.8%
Real estate	2.4%
Consumer discretionary	2.2%
Other assets and liabilities, net	4.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$263,709	$263,709	—	—
China	94,603	94,603	—	—
Denmark	88,648	—	$88,648	—
Finland	40,755	—	40,755	—
France	734,200	—	734,200	—
Germany	392,999	—	392,999	—
Ireland	335,401	122,103	213,298	—
Israel	156,987	156,987	—	—
Japan	469,507	—	469,507	—
Netherlands	503,005	134,358	368,647	—
Sweden	150,702	—	150,702	—
Switzerland	378,855	—	378,855	—
United States	5,739,419	5,739,419	—	—
Total investments in securities	$9,348,790	$6,511,179	$2,837,611	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
4	|